RELATED-PARTY TRANSACTIONS AND ARRANGEMENTS - Subordinated Performance Fees (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2021	Aug. 20, 2019
Related Party Transaction [Line Items]
Due to affiliates	$ 14,723,000	$ 14,458,000		$ 15,957,000
Advisors
Related Party Transaction [Line Items]
Cumulative noncompounded annual return					8.00%
Due to affiliates	14,700,000			$ 16,000,000.0
Advisors | Subordinate Performance Fees on Event of Sale of Company
Related Party Transaction [Line Items]
Commissions performance and other fees					15.00%
Advisors | Subordinate Performance Fees for Listing
Related Party Transaction [Line Items]
Commissions performance and other fees					15.00%
Advisors | Subordinated Performance Fees
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party	0	0	$ 0
Advisors | Acquisition, Disposition and Operating Activities Fees and Expenses
Related Party Transaction [Line Items]
Due to affiliates	$ 14,700,000	$ 14,500,000